UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Investment Partners
Address: 3438 Peachtree Road NE., Suite 900
         Atlanta, GA 30326

Form 13F File Number: 028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Holbrook
Title:    Chief Compliance Officer
Phone:    404-751-3900

Signature, Place, and Date of Signing:

      /s/ Wayne Holbrook                Atlanta, GA               04/08/13
  ---------------------------          -------------          ----------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           84

Form 13F Information Table Value Total:  $ 6,219,763
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      Cornerstone Investment Partners, LLC
                                    FORM 13F

                                 March 31, 2013

                                                                                                            Voting Authority
                               Title of               Value      Shares/   Sh/ Put/ Invstmt   Other   ------------------------------
         Name of Issuer          class     CUSIP     (x$1000)    Prn Amt   Prn Call Dscretn  Managers    Sole       Shared      None
------------------------------------------------------------------------------------------------------------------------------------
ACE Limited                       COM    H0023R105     212588     2389435  SH       Sole                  1555635             833800
Eaton Corporation plc             COM    G29183103     160635     2622607  SH       Sole                  1604230            1018377
PartnerRe Ltd.                    COM    G6852T105       4241       45548  SH       Sole                    30723              14825
Seagate Technology                COM    G7945M107       1143       31280  SH       Sole                    31280
3M Company                        COM    88579Y101     198451     1866722  SH       Sole                  1196898             669824
AT&T Inc.                         COM    00206R102       1297       35348  SH       Sole                    34398                950
Abbott Laboratories               COM    002824100       1764       49950  SH       Sole                                       49950
Apache Corporation                COM    037411105        428        5545  SH       Sole                     5545
Apple Inc.                        COM    037833100     224882      508024  SH       Sole                   328458             179566
Bristol-Myers Squibb Co.          COM    110122108       1644       39920  SH       Sole                    27420              12500
Capital One Financial Corp.       COM    14040H105     223898     4074585  SH       Sole                  2663536            1411049
CenturyLink, Inc.                 COM    156700106       1320       37570  SH       Sole                    34570               3000
Chevron Corp                      COM    166764100     220049     1851953  SH       Sole                  1141501             710452
Citigroup, Inc.                   COM    172967424     321249     7261504  SH       Sole                  4846105            2415399
Coca-Cola Company                 COM    191216100        509       12590  SH       Sole                    11390               1200
ConAgra Foods, Inc.               COM    205887102       1182       33000  SH       Sole                    33000
ConocoPhillips                    COM    20825C104        297        4950  SH       Sole                     4950
CryoLife Inc.                     COM    228903100        124       20552  SH       Sole                    20552
Cummins Inc.                      COM    231021106     133757     1154966  SH       Sole                   755232             399734
Deluxe Corporation                COM    248019101       1427       34460  SH       Sole                    34460
Destination XL Group, Inc.        COM    25065K104         90       17615  SH       Sole                    17615
Eli Lilly & Co.                   COM    532457108       3778       66527  SH       Sole                    61527               5000
Emerson Electric Co.              COM    291011104     167789     3003205  SH       Sole                  1963218            1039987
Entergy Corp                      COM    29364G103       1238       19570  SH       Sole                    17570               2000
Exelon Corp                       COM    30161N101       1571       45550  SH       Sole                    44350               1200
Exxon Mobil Corporation           COM    30231G102      11953      132645  SH       Sole                    84545              48100
Fifth Third Bancorp               COM    316773100       3897      238931  SH       Sole                   131631             107300
Gannett Co. Inc.                  COM    364730101        219       10000  SH       Sole                    10000
General Dynamics Corp.            COM    369550108     170317     2415506  SH       Sole                  1644556             770950
Goldman Sachs Group Inc           COM    38141G104       1084        7364  SH       Sole                     7364
Google Inc                        COM    38259P508     257866      324691  SH       Sole                   216451             108240
HCC Insurance Holdings Inc.       COM    404132102        210        5000  SH       Sole                     5000
Hasbro Inc.                       COM    418056107     173761     3954512  SH       Sole                  2426810            1527702
Hess Corporation                  COM    42809H107     262890     3671141  SH       Sole                  2439280            1231861
Hewlett-Packard Co                COM    428236103        807       33860  SH       Sole                    33860
IBM Corp                          COM    459200101     188979      885978  SH       Sole                   575635             310343
Intel Corporation                 COM    458140100     164138     7517216  SH       Sole                  4657412            2859804
JPMorgan Chase & Co               COM    46625H100     163755     3450388  SH       Sole                  2333467            1116921
Johnson & Johnson                 COM    478160104     194857     2390007  SH       Sole                  1619383             770624
Kopin Corporation                 COM    500600101         48       13000  SH       Sole                    13000
LSI Corporation                   COM    502161102         80       11750  SH       Sole                    11750
Lincoln National Corp             COM    534187109       4920      150861  SH       Sole                   116561              34300
Mattel Inc.                       COM    577081102     256711     5864994  SH       Sole                  3773214            2091780
Merck & Co. Inc.                  COM    58933Y105       9652      218363  SH       Sole                   164668              53695
Microsoft Corporation             COM    594918104     260679     9113055  SH       Sole                  6200866            2912189
Morgan Stanley                    COM    617446448       3285      149455  SH       Sole                   139455              10000
Norfolk Southern Corp             COM    655844108        811       10525  SH       Sole                    10525
Oracle Corporation                COM    68389X105     231564     7162502  SH       Sole                  4756985            2405517
PRGX Global, Inc.                 COM    69357C503        129       18500  SH       Sole                    18500
Parker-Hannifin Corp.             COM    701094104     168345     1838231  SH       Sole                  1177656             660575
Polo Ralph Lauren Corp            COM    751212101       1202        7102  SH       Sole                      877               6225
Qualcomm Inc.                     COM    747525103     277977     4152632  SH       Sole                  2762757            1389875
SPDR DJIA ETF Trust               COM    78467X109        647        4450  SH       Sole                     2650               1800
SkyPeople Fruit Juice, Inc.       COM    83086T208         55       23800  SH       Sole                    23800
Staples Inc.                      COM    855030102       1843      137315  SH       Sole                   137315
State Street Corp                 COM    857477103     142767     2416096  SH       Sole                  1495638             920458
Stryker Corporation               COM    863667101     215731     3306729  SH       Sole                  2026040            1280689
TRW Automotive Hldgs Corp.        COM    87264S106       3425       62275  SH       Sole                    25625              36650
Target Corporation                COM    87612E106        581        8485  SH       Sole                     8485
Towers Watson & Co Cl A           COM    891894107        241        3470  SH       Sole                      470               3000
United Technologies Corp          COM    913017109        255        2725  SH       Sole                     2725
Unum Group                        COM    91529Y106      94694     3351986  SH       Sole                  2867430             484556
Vanguard FTSE All-World ex-US     COM    922042775        465       10038  SH       Sole                    10038
Vanguard FTSE Emerging Markets    COM    922042858        275        6417  SH       Sole                     6417
Vanguard Growth ETF               COM    922908736        224        2893  SH       Sole                     2893
Vanguard Mid-Cap ETF              COM    922908629        244        2631  SH       Sole                     2631
Vanguard Small-Cap ETF            COM    922908751        245        2687  SH       Sole                     2687
Vanguard Value ETF                COM    922908744        263        4018  SH       Sole                     4018
Verizon Communications, Inc.      COM    92343V104       1091       22195  SH       Sole                    13395               8800
Wal-Mart Stores, Inc.             COM    931142103     285233     3811751  SH       Sole                  2547511            1264240
Western Digital Corp.             COM    958102105     227314     4520071  SH       Sole                  2960097            1559974
Yahoo! Inc.                       COM    984332106        265       11250  SH       Sole                    11250
Zimmer Holdings Inc               COM    98956P102       3892       51735  SH       Sole                    51735
eBay Inc.                         COM    278642103     110105     2030713  SH       Sole                  1258819             771894
Nokia Corporation                 ADR    654902204        648      197590  SH       Sole                   197090                500
Norsk Hydro ASA                   ADR    656531605        113       26500  SH       Sole                    26500
Novartis AG                       ADR    66987V109      62785      881315  SH       Sole                      265             881050
Petroleo Brasileiro SA ADR        ADR    71654V101        563       31030  SH       Sole                    31030
Royal Dutch Shell CL A            ADR    780259206     212850     3266572  SH       Sole                  1992970            1273602
Sanofi ADS                        ADR    80105N105     152968     2994677  SH       Sole                  1829104            1165573
Teva Pharmaceutical               ADR    881624209       2613       65855  SH       Sole                    65455                400
Vale S.A.                         ADR    91912E105        665       38445  SH       Sole                    38245                200
Aston/Cornerstone Large Cap Fu    MF     00078H844        753       61839  SH       Sole                    61839
Vanguard Intermediate Term Bon    MF     921937306        464       39129  SH       Sole                    39129
REPORT SUMMARY                    84     DATA RECORDS   6219763                   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED